Label	Element	Value
EMERGING MARKETS GROWTH FUND INC
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Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Emerging Markets Growth Fund, Inc.SM Prospectus Supplement June 30, 2020 (for prospectus dated September 1, 2019, as supplemented to date)

Risk/Return [Heading]	rr_RiskReturnHeading	Emerging Markets Growth Fund, Inc. SM
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1. The following is added to the end of “Market conditions” in the “Principal risks” section of the prospectus to read as follows:

Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease) and other circumstances in one country or region could have impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund’s investments may be negatively affected by developments in other countries and regions.

2. The following replaces the second paragraph of “Market conditions” in the “Investment objective, strategies and risks” section of the prospectus to read as follows:

Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease) and other circumstances in one country or region could have impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund’s investments may be negatively affected by developments in other countries and regions.

3. The following paragraph is being added to the “Investment objective, strategies and risks” section of the prospectus, above the sentence that reads, “The following are principal risks associated with the fund’s investment strategies”:

The fund may also lend portfolio securities to brokers, dealers and other institutions that provide cash or U.S. Treasury securities as collateral in an amount at least equal to the value of the securities loaned.

4. The following paragraph is being added to the “Investment objective, strategies and risks” section of the prospectus, after the paragraph captioned “Large shareholder transactions risk”:

Lending of portfolio securities – Securities lending involves risks, including the risk that the loaned securities may not be returned in a timely manner or at all and/or the risk of a loss of rights in the collateral if a borrower or the lending agent defaults. These risks could be greater for non-U.S. securities. Additionally, the fund may lose money from the reinvestment of collateral received on loaned securities in investments that decline in value, default or do not perform as expected.

Risk Closing [Text Block]	rr_RiskClosingTextBlock	Keep this supplement with your prospectus.